Cover	Jan. 24, 2022	May 10, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jan. 24, 2022
Entity Registrant Name		SmileDirectClub, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39037
Entity Tax Identification Number		83-4505317
Entity Address, Address Line One		414 Union Street
Entity Address, City or Town		Nashville,
Entity Address, State or Province		TN
Entity Address, Postal Zip Code		37219
City Area Code		800
Local Phone Number		848-7566
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Title of 12(b) Security		Class A common stock, par value $.0001 per share
Trading Symbol		SDC
Security Exchange Name		NASDAQ
Amendment Flag		false
Entity Central Index Key		0001775625
Document Information [Line Items]
Document Period End Date	Jan. 24, 2022